GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Going Concern [Abstract]
Net loss	$ (1,740,078)	$ (5,966,198)	$ (8,119,268)	$ (14,028,165)
Net cash used in operating activities	(6,529)	(96,102)	(489,573)	(328,251)
Net cash provided by financing activities	306,380	81,765	817,608	1,390,538
Net cash provided by (used in) investing activities	$ (144,481)	$ (131,351)	$ (500,898)	$ (901,901)